Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
April 30, 2023
LSF-NPRT3-0623
1.800341.119
Common Stocks - 97.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.7%
Entertainment - 1.1%
Netflix, Inc. (a)	44,600	14,715
Warner Bros Discovery, Inc.	423,900	5,769
		20,484
Interactive Media & Services - 4.1%
Alphabet, Inc. Class A (a)	285,800	30,678
Cars.com, Inc. (a)	482,700	9,446
Meta Platforms, Inc. Class A (a)	154,100	37,033
		77,157
Media - 1.3%
Nexstar Broadcasting Group, Inc. Class A (b)	142,143	24,655
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	150,100	21,599
TOTAL COMMUNICATION SERVICES		143,895
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 1.3%
Tesla, Inc. (a)	142,300	23,381
Hotels, Restaurants & Leisure - 7.7%
Booking Holdings, Inc. (a)	3,900	10,477
Boyd Gaming Corp.	982,999	68,220
Caesars Entertainment, Inc. (a)	978,580	44,320
Draftkings Holdings, Inc.	272,000	5,960
Flutter Entertainment PLC (a)	29,200	5,840
Studio City International Holdings Ltd.:
ADR (a)(c)	631,958	4,689
(NYSE) ADR (a)	692,929	5,142
		144,648
Household Durables - 1.2%
Tempur Sealy International, Inc.	598,932	22,442
Specialty Retail - 4.9%
Dick's Sporting Goods, Inc.	172,400	25,000
Lowe's Companies, Inc.	166,000	34,500
Ulta Beauty, Inc. (a)(b)	40,100	22,112
Victoria's Secret & Co. (a)	63,900	1,982
Williams-Sonoma, Inc. (b)	67,200	8,134
		91,728
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	421,500	17,201
TOTAL CONSUMER DISCRETIONARY		299,400
CONSUMER STAPLES - 4.6%
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	346,200	7,236
BJ's Wholesale Club Holdings, Inc. (a)	187,100	14,289
Dollar General Corp.	40,500	8,969
Performance Food Group Co. (a)	77,000	4,827
		35,321
Food Products - 2.7%
Darling Ingredients, Inc. (a)	224,801	13,391
JBS SA	10,149,000	36,422
		49,813
TOTAL CONSUMER STAPLES		85,134
ENERGY - 6.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	142,400	4,664
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. (a)	582,800	13,399
Canadian Natural Resources Ltd.	94,500	5,759
Cheniere Energy, Inc.	290,422	44,435
Chesapeake Energy Corp. (b)	223,800	18,504
Denbury, Inc. (a)	230,600	21,533
Diamondback Energy, Inc.	76,500	10,878
Occidental Petroleum Corp.	138,400	8,516
		123,024
TOTAL ENERGY		127,688
FINANCIALS - 10.9%
Banks - 1.9%
JPMorgan Chase & Co.	145,900	20,169
Wells Fargo & Co.	354,500	14,091
		34,260
Consumer Finance - 1.5%
OneMain Holdings, Inc.	729,900	28,006
Financial Services - 5.7%
Apollo Global Management, Inc.	282,100	17,882
Block, Inc. Class A (a)	85,600	5,204
Fiserv, Inc. (a)	201,500	24,607
Global Payments, Inc.	179,700	20,254
MasterCard, Inc. Class A	30,100	11,439
Visa, Inc. Class A	115,900	26,973
		106,359
Insurance - 1.8%
Arthur J. Gallagher & Co.	164,200	34,163
TOTAL FINANCIALS		202,788
HEALTH CARE - 13.4%
Biotechnology - 1.0%
Regeneron Pharmaceuticals, Inc. (a)	24,300	19,483
Health Care Providers & Services - 5.8%
HCA Holdings, Inc.	31,700	9,108
Humana, Inc.	58,400	30,981
Tenet Healthcare Corp. (a)	138,009	10,119
UnitedHealth Group, Inc.	118,200	58,165
		108,373
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (a)	24,800	4,715
IQVIA Holdings, Inc. (a)	277,000	52,140
Thermo Fisher Scientific, Inc.	77,800	43,171
		100,026
Pharmaceuticals - 1.3%
AstraZeneca PLC sponsored ADR	136,200	9,973
Bristol-Myers Squibb Co.	201,900	13,481
		23,454
TOTAL HEALTH CARE		251,336
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	28,900	13,423
Building Products - 1.4%
Builders FirstSource, Inc. (a)	97,500	9,240
Carrier Global Corp.	382,062	15,978
		25,218
Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)	49,800	5,091
Regal Rexnord Corp.	203,900	26,540
		31,631
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	831	13
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (a)	126,100	4,326
Professional Services - 1.7%
ASGN, Inc. (a)	166,312	11,906
SS&C Technologies Holdings, Inc.	352,897	20,659
		32,565
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	53,300	19,247
WESCO International, Inc.	61,723	8,888
		28,135
TOTAL INDUSTRIALS		135,311
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	104,000	16,657
Electronic Equipment, Instruments & Components - 1.8%
CDW Corp.	200,000	33,918
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	113,200	10,117
ASML Holding NV (depository receipt)	19,600	12,482
Marvell Technology, Inc.	382,400	15,097
Microchip Technology, Inc.	400,800	29,254
NVIDIA Corp.	38,800	10,767
NXP Semiconductors NV	138,600	22,694
onsemi (a)	522,359	37,589
		138,000
Software - 7.0%
Adobe, Inc. (a)	50,400	19,029
Microsoft Corp.	225,200	69,195
Palo Alto Networks, Inc. (a)	175,800	32,076
Synopsys, Inc. (a)	27,200	10,100
		130,400
TOTAL INFORMATION TECHNOLOGY		318,975
MATERIALS - 9.1%
Chemicals - 4.6%
Celanese Corp. Class A	35,400	3,761
CF Industries Holdings, Inc.	308,100	22,054
Olin Corp.	167,600	9,285
The Chemours Co. LLC	1,346,928	39,155
Westlake Corp.	97,200	11,059
		85,314
Containers & Packaging - 2.4%
Berry Global Group, Inc.	242,800	14,036
Graphic Packaging Holding Co.	668,800	16,493
WestRock Co.	483,700	14,477
		45,006
Metals & Mining - 2.1%
ATI, Inc. (a)	270,600	10,451
Cleveland-Cliffs, Inc. (a)	349,800	5,380
First Quantum Minerals Ltd.	648,800	15,764
Freeport-McMoRan, Inc.	218,400	8,280
		39,875
TOTAL MATERIALS		170,195
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp.	61,100	7,521
UTILITIES - 4.0%
Electric Utilities - 2.8%
PG&E Corp. (a)	3,118,902	53,364
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.	927,700	22,135
TOTAL UTILITIES		75,499
TOTAL COMMON STOCKS (Cost $1,255,467)		1,817,742

Money Market Funds - 5.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (d)	55,084,269	55,095
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	38,373,238	38,377
TOTAL MONEY MARKET FUNDS (Cost $93,469)		93,472

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,348,936)	1,911,214
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(40,681)
NET ASSETS - 100.0%	1,870,533

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,689,000 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	129,463	529,373	603,741	1,875	-	-	55,095	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	39,227	389,784	390,634	33	-	-	38,377	0.1%
Total	168,690	919,157	994,375	1,908	-	-	93,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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